INCENTIVE PLANS - Annual Incentive Awards and Compensation Allowances (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Annual Incentive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of deferred awards generally delivered	2
Annual Incentive Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold value for awards paid entirely as immediate cash bonus (less than $100,000)	100,000
Annual Incentive Awards | Capital Accumulation Program Awards (CAP) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	3 years
Annual Incentive Awards | Capital Accumulation Program Awards (CAP) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	4 years
Annual Incentive Awards | Capital Accumulation Program Awards (CAP) | Granted February 2013 and later | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of reduction applicable in case of pretax loss	20.00%
Annual Incentive Awards | Deferred cash awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	3 years
Annual Incentive Awards | Deferred cash awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	4 years
Annual Incentive Awards | Highly compensated employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive pay required to be deferred	25.00%
Annual Incentive Awards | Highly compensated employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive pay required to be deferred	60.00%
Annual Incentive Awards | Identified staff in the European Union (EU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of immediate incentive delivered in the form of a stock payment	50.00%
Period of sale or transfer restriction on stock payment	6 months
Annual Incentive Awards | Identified staff in the European Union (EU) | Deferred cash awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holdback period on vested awards	6 months
Compensation Allowances | Identified staff in the European Union (EU) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	1 year
Compensation Allowances | Identified staff in the European Union (EU) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for CAP and deferred cash awards	2 years
Deferral requirements percentage	100.00%	100.00%